FAIR VALUE MEASUREMENTS - Significant Valuation Input Sensitivity (Details) $ in Thousands	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (239,694)	$ (163,489)		$ (37,066)
Loans held for sale, at fair value	(389,032)	(395,922)	$ (468,142)	(255,516)	$ (245,890)
Residual interest securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	(38,308)	(34,506)		(11,952)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	(100,000)	(88,497)		(55,860)
Loans held for sale, at fair value	$ (389,032)	$ (369,983)		$ (255,516)
Level 3 | Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.129	0.129		0.129
Loans Held For Sale, measurement input	0.055	0.076		0.105
Level 3 | CPR
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.135	0.142		0.142
Loans Held For Sale, measurement input	0.131	0.137		0.163
Level 3 | CDR
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.007	0.007		0.011
Loans Held For Sale, measurement input	0.014	0.017		0.016
Level 3 | Servicing Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.003	0.002		0.001
Loans Held For Sale, measurement input		0
Level 3 | Residual interest securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (38,308)	$ (34,506)		$ (11,952)
Level 3 | Residual interest securities | Discount Rate | -2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (780)	$ (1,599)
Marketable Securities, measurement input	0.039	0.046
Level 3 | Residual interest securities | Discount Rate | -1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (380)	$ (699)
Marketable Securities, measurement input	0.019	0.020
Level 3 | Residual interest securities | Discount Rate | +1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (360)	$ (1,163)
Marketable Securities, measurement input	(0.018)	(0.034)
Level 3 | Residual interest securities | Discount Rate | +2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (703)	$ (2,124)
Marketable Securities, measurement input	(0.035)	(0.062)
Level 3 | Residual interest securities | CPR | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (1,001)	$ 3,824
Marketable Securities, measurement input	0.050	(0.111)
Level 3 | Residual interest securities | CPR | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (513)	$ 2,065
Marketable Securities, measurement input	0.026	(0.060)
Level 3 | Residual interest securities | CPR | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (464)	$ 1,912
Marketable Securities, measurement input	(0.023)	0.055
Level 3 | Residual interest securities | CPR | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (884)	$ 4,160
Marketable Securities, measurement input	(0.044)	0.121
Level 3 | Residual interest securities | CDR | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (274)	$ (1,049)
Marketable Securities, measurement input	0.014	0.030
Level 3 | Residual interest securities | CDR | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (136)	$ (424)
Marketable Securities, measurement input	0.007	0.012
Level 3 | Residual interest securities | CDR | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (135)	$ (723)
Marketable Securities, measurement input	(0.007)	(0.021)
Level 3 | Residual interest securities | CDR | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ (269)	$ (1,263)
Marketable Securities, measurement input	(0.014)	(0.037)
Level 3 | HELOC loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (98,120)	$ (86,465)		(53,645)
Loans held for sale, at fair value	(323,184)	(366,154)		$ (244,670)
Level 3 | HELOC loans | Discount Rate | -2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (5,920)	$ (5,510)
Servicing Assets, measurement Input	0.062	0.063
Loans held for sale, at fair value	$ (16,052)	$ (7,804)
Loans Held For Sale, measurement input	0.034	0.023
Level 3 | HELOC loans | Discount Rate | -1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (2,874)	$ (2,668)
Servicing Assets, measurement Input	0.030	0.030
Loans held for sale, at fair value	$ (10,890)	$ (6,025)
Loans Held For Sale, measurement input	0.023	0.018
Level 3 | HELOC loans | Discount Rate | +1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (2,702)	$ (2,514)
Servicing Assets, measurement Input	(0.028)	(0.029)
Loans held for sale, at fair value	$ (14,240)	$ (10,088)
Loans Held For Sale, measurement input	(0.030)	(0.030)
Level 3 | HELOC loans | Discount Rate | +2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (5,261)	$ (4,880)
Servicing Assets, measurement Input	(0.055)	(0.055)
Loans held for sale, at fair value	$ (29,376)	$ (21,523)
Loans Held For Sale, measurement input	(0.062)	(0.064)
Level 3 | HELOC loans | CPR | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (6,044)	$ (5,642)
Servicing Assets, measurement Input	0.063	0.064
Loans held for sale, at fair value	$ (815)	$ (616)
Loans Held For Sale, measurement input	0.002	0.002
Level 3 | HELOC loans | CPR | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (2,922)	$ (2,721)
Servicing Assets, measurement Input	0.031	0.031
Loans held for sale, at fair value	$ (488)	$ (336)
Loans Held For Sale, measurement input	0.001	0.001
Level 3 | HELOC loans | CPR | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (2,740)	$ (2,540)
Servicing Assets, measurement Input	(0.029)	(0.029)
Loans held for sale, at fair value	$ (544)	$ (351)
Loans Held For Sale, measurement input	(0.001)	(0.001)
Level 3 | HELOC loans | CPR | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (5,309)	$ (4,924)
Servicing Assets, measurement Input	(0.056)	(0.056)
Loans held for sale, at fair value	$ (1,245)	$ (732)
Loans Held For Sale, measurement input	(0.003)	(0.002)
Level 3 | HELOC loans | CDR | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ 0
Servicing Assets, measurement Input	0
Loans held for sale, at fair value	$ (1,599)	$ (1,100)
Loans Held For Sale, measurement input	0.003	0.003
Level 3 | HELOC loans | CDR | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ 0
Servicing Assets, measurement Input	0
Loans held for sale, at fair value	$ (807)	$ (560)
Loans Held For Sale, measurement input	0.002	0.002
Level 3 | HELOC loans | CDR | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ 0
Servicing Assets, measurement Input	0
Loans held for sale, at fair value	$ (819)	$ (570)
Loans Held For Sale, measurement input	(0.002)	(0.002)
Level 3 | HELOC loans | CDR | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ 0
Servicing Assets, measurement Input	0
Loans held for sale, at fair value	$ (1,628)	$ (1,100)
Loans Held For Sale, measurement input	(0.004)	(0.003)
Level 3 | HELOC loans | Servicing Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.003	0.002		0.001
Level 3 | HELOC loans | Servicing Rate | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (8,002)	$ (6,020)
Servicing Assets, measurement Input	0.084	0.068
Level 3 | HELOC loans | Servicing Rate | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (4,001)	$ (3,011)
Servicing Assets, measurement Input	0.042	0.034
Level 3 | HELOC loans | Servicing Rate | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (4,001)	$ (3,006)
Servicing Assets, measurement Input	(0.042)	(0.034)
Level 3 | HELOC loans | Servicing Rate | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (8,002)	$ (6,015)
Servicing Assets, measurement Input	(0.084)	(0.068)
Level 3 | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (1,880)	$ (2,032)		$ (2,215)
Level 3 | Mortgage loans | Discount Rate | -2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (238)	$ (202)
Servicing Assets, measurement Input	0.126	0.099
Level 3 | Mortgage loans | Discount Rate | -1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (114)	$ (97)
Servicing Assets, measurement Input	0.061	0.048
Level 3 | Mortgage loans | Discount Rate | +1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (105)	$ (89)
Servicing Assets, measurement Input	(0.056)	(0.044)
Level 3 | Mortgage loans | Discount Rate | +2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (202)	$ (171)
Servicing Assets, measurement Input	(0.108)	(0.084)
Level 3 | Mortgage loans | CPR | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (125)	$ (114)
Servicing Assets, measurement Input	0.067	0.056
Level 3 | Mortgage loans | CPR | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (61)	$ (56)
Servicing Assets, measurement Input	0.033	0.027
Level 3 | Mortgage loans | CPR | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (59)	$ (53)
Servicing Assets, measurement Input	(0.031)	(0.026)
Level 3 | Mortgage loans | CPR | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset	$ (115)	$ (105)
Servicing Assets, measurement Input	(0.061)	(0.051)
Level 3 | Mortgage loans | Servicing Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0	0